Condensed Interim Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 346,866	$ 785
Short-term deposits	11,040,362
Trade receivables	633,976	571,482
Other receivables	579,696	2,873
Inventories, net	533,185	391,484
Total current assets	13,134,085	966,624
Non-current assets
Restricted deposits	33,588	48,341
Deferred issuance costs		871,171
Property, plant and equipment, net	76,996	16,511
Severance pay deposits	158,803	136,620
Operating lease right-of-use assets	692,967
Total non-current assets	962,354	1,072,643
Total Assets	14,096,439	2,039,267
Current Liabilities
Short-term bank credit and current maturities of long-term bank loans		410,324
Trade payables	493,063	463,653
Other current liabilities	606,560	791,038
Short-term liabilities due to related party	10,577	296,459
Total current liabilities	1,110,200	1,961,474
Long-Term Liabilities
Long-term loans, net of current maturities		744,769
Long-term loans from related party	1,088,250	1,088,250
Warrants to purchase ordinary shares		351,845
Non-current operating lease liabilities	499,965
Accrued severance pay	429,068	272,509
Total long-term liabilities	2,017,283	2,457,373
Total Liabilities	3,127,483	4,418,847
Commitments and Contingencies
Shareholders’ equity (capital deficiency)
Ordinary shares, no par value: Authorized - 100,000,000 and 12,500,000 as of June 30, 2022 and December 31, 2021, respectively; issued and outstanding: 7,818,860 and 3,085,000 shares as of June 30, 2022 and December 31, 2021, respectively.
Preferred shares, no par value: Authorized - no shares and 1,250,000 shares as of June 30, 2022 and December 31, 2021, respectively; issued and outstanding: no shares and 489,812 shares as of June 30, 2022 and December 31, 2021, respectively.
Additional paid-in capital	17,746,837	2,124,601
Accumulated deficit	(6,777,881)	(4,504,181)
Total Shareholders’ equity (capital deficiency)	10,968,956	(2,379,580)
Total Liabilities and Equity (net of capital deficiency)	$ 14,096,439	$ 2,039,267